PARENT COMPANY FINANCIAL INFORMATION (Details) - Schedule of condensed balance sheets - Separate [Member] - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020
ASSETS
Cash and cash equivalents	$ 549,766	$ 1,295,042
Other financial assets	78,706	32,407
Other non-financial assets	38,557	82,318
Trade and other accounts receivable	400,540	282,896
Accounts receivable from related entities	933,853	412,370
Inventories	121,949	168,686
Current tax assets	4,846	2,545
Total current assets other than non-current assets (or disposal groups) classified as held for sale or as held for distribution to owners	2,128,217	2,276,264
Non-current assets (or disposal groups) classified as held for sale or as held for distribution to owners	161,347	300,367
Total current assets	2,289,564	2,576,631
Non-current assets
Other financial assets	8,804	27,658
Investments accounted for using the equity method	8,065,391	9,006,797
Other non-financial assets	12,344	13,356
Accounts receivable	10,551	2,975
Accounts receivable from related entities	48,008	38,300
Intangible assets other than goodwill	213,822	167,893
Property, plant and equipment	7,980,150	8,683,419
Deferred tax assets		553,122
Total non-current assets	16,339,070	18,493,520
Total assets	18,628,634	21,070,151
Current liabilities
Other financial liabilities	3,777,465	2,347,033
Trade and other accounts payables	3,670,381	1,013,399
Accounts payable to related entities	1,650,246	1,481,281
Other provisions	99	32
Other non-financial liabilities	1,487,629	1,411,582
Total current liabilities	10,585,820	6,253,327
Non-current liabilities
Other financial liabilities	4,041,347	5,631,916
Accounts payable	303,309	416,034
Accounts payable to related entities	177,779	574,202
Other provisions	10,045,195	9,892,007
Employee benefits	33,145	47,915
Other non-financial liabilities	508,943	697,135
Total non-current liabilities	15,109,718	17,259,209
Total liabilities	25,695,538	23,512,536
EQUITY
Share capital	3,146,265	3,146,265
Retained earnings/(losses)	(8,841,106)	(4,193,615)
Treasury Shares	(178)	(178)
Other reserves	(1,361,529)	(1,388,185)
Parent’s ownership interest	(7,056,548)	(2,435,713)
Non-controlling interest	(10,356)	(6,672)
Total equity	(7,066,904)	(2,442,385)
Total liabilities and equity	$ 18,628,634	$ 21,070,151